Financial Derivatives	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Derivatives

8. Financial Instruments

Financial Derivatives

The Company used interest rate derivative instruments to manage the risk related to fluctuating cash flows from interest rate changes by converting a portion of its variable-rate borrowings into fixed-rate borrowings. On March 28, 2013, the Company entered into an interest rate swap agreement with a notional amount of $213.8 million which was scheduled to expire on March 31, 2017. This agreement swapped the thirty-day LIBOR to a fixed-rate of 1.38%. The instrument had scheduled reductions of the notional amount equal to $2.8 million per quarter, effectively matching the repayment schedule under the Term Loan. In October 2015, the Company settled its interest rate swap agreement resulting in a cash payment by the Company of $2.3 million. The pre-tax unrealized gain within accumulated other comprehensive income associated with the cancelled interest rate swap contract of $2.3 million is being amortized over the original life of the swap contract, through March 2017.

16. Financial Derivatives

Market risk represents the possibility that the value of the derivative instrument will change. In a hedging relationship, the change in the value of the derivative is offset to a great extent by the change in the value of the underlying hedged item. Credit risk related to derivatives represents the possibility that the counterparty will not fulfill the terms of the contract. The notional, or contractual, amount of derivative financial instrument is used to measure interest to be paid or received and does not represent the Company’s exposure due to credit risk. The Company’s current derivative instruments are with large financial counterparties rated highly by nationally recognized credit rating agencies.
The Company uses interest rate derivative instruments to manage the risk related to fluctuating cash flows from interest rate changes by converting a portion of its variable-rate borrowings into fixed-rate borrowings. On March 28, 2013, we entered into an interest rate swap agreement with a notional amount of $213.8 million which expires on March 31, 2017. This agreement swaps the thirty-day LIBOR to a fixed-rate of 1.38%. The instrument has scheduled reductions of the notional amount equal to $2.8 million per quarter, effectively matching the repayment schedule under the Term Loan. As of September 30, 2015, the interest rate swap has a notional amount of $185.6 million.
For derivative instruments designated as cash flow hedges, the Company records the effective portions of changes in their fair value, net of taxes, in other comprehensive income. The effectiveness of the hedges is periodically assessed by the Company during the lives of the hedges by 1) comparing the current terms of the hedges with the related hedged debt to assure they continue to coincide and 2) through an evaluation of the ability of the counterparties to the hedges to honor their obligations under the hedges. Any ineffective portions of the hedges are recognized in earnings through interest expense, financing costs and other. Subsequent changes in the fair value of those swaps are also being recognized in interest expense, financing costs and other.
The Company records any differences paid or received on its interest rate hedges as adjustments to interest expense, financing costs and other. The table below presents the combined fair values of the interest rate derivative instruments:

Instrument	Location on Balance Sheet	Unrealized Losses		Fair Value Hierarchy
		September 30, 2015	September 30, 2014
	(dollars in thousands)
Designated interest rate swaps (effective)	Accrued expenses	$2,358	$2,124	Level 2
The fair value of the interest rate hedge was determined through the use of a pricing model, which utilizes verifiable inputs such as market interest rates that are observable at commonly quoted intervals (generally referred to as the “LIBOR Curve”) for the full terms of the hedge agreements. These values reflect a Level 2 measurement under the applicable fair value hierarchy.
The table below presents the amounts of gain (loss) on the interest rate derivative instrument recognized in other comprehensive income (OCI):

(dollars in thousands)	2015	2014	2013
Amount of Gain (Loss) Recognized in OCI (net of tax)
Designated interest rate swaps	$(138)	$972	$1,399
Non-designated interest rate swaps (reclassified from accumulated OCI)	—	—	—
We did not have any gain or loss amounts on the interest rate derivative instruments recognized in interest expense, financing costs, and other for the years ended September 30, 2015 and 2014, and $7,000 in 2013.